SUMMARY OF PROFIT AND LOSS INFORMATION RELATED TO EQUITY ACCOUNTED INVESTMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
ENP Peru Investments LLC [Member]
Net sales			$ 322,079	$ 295,800
Net income			45,285	2,996
Florida Based LLC [Member]
Net sales	$ 2,201,518	$ 2,332,304	11,543,277	12,138,511
Net income	73,528	400,580	908,045	1,618,685
Gross profit	$ 512,884	$ 860,676	$ 3,517,387	$ 4,688,654